Schedule of Investments (unaudited) October 31, 2023	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Pennsylvania — 145.9%

Corporate — 3.0%
Allegheny County Industrial Development Authority, Refunding RB, 4.88%, 11/01/24	$500	$495,149
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	1,900	1,752,328
Montgomery County Industrial Development Authority, Refunding RB, 4.10%, 04/01/53(a)	855	844,624
Pennsylvania Economic Development Financing Authority, RB, Series A, AMT, 3.25%, 08/01/39(b)	1,950	1,210,700
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	135	120,982

		4,423,783

County/City/Special District/School District — 24.0%
Altoona Area School District, GO, Series A, AMT, (AGM), 5.00%, 12/01/36	1,180	1,193,826
Bethlehem Area School District, GO
Series A, AMT, (BAM SAW), 5.00%, 08/01/34	1,610	1,634,159
Series A, AMT, (BAM SAW), 5.00%, 08/01/35	1,210	1,225,761
Borough of West Chester Pennsylvania, Refunding GO, 3.50%, 11/15/35	1,095	962,510
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	610	611,191
(SAW), 5.00%, 10/01/38	920	920,872
Bristol Township School District, GO, (BAM SAW), 5.00%, 06/01/42	1,685	1,698,281
Chester County Industrial Development Authority, SAB(b) 4.25%, 03/01/35	710	588,486
4.75%, 03/01/50	1,515	1,131,738
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	1,705	1,431,992
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	1,360	1,383,538
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/43	100	101,164
Coatesville School District, GO, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	160	84,883
Series A, (BAM SAW), 0.00%, 10/01/35	1,435	708,218
Series A, (BAM SAW), 0.00%, 10/01/37	1,395	587,703
Coatesville School District, Refunding GO, CAB(c)
Series B, (BAM SAW), 0.00%, 10/01/33	275	163,835
Series B, (BAM SAW), 0.00%, 10/01/34	550	291,786
Series C, (BAM SAW), 0.00%, 10/01/33	360	203,978
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	120	115,843
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	925	916,920
AMT, 5.50%, 06/30/43	2,500	2,521,134
AMT, 6.00%, 06/30/61	1,305	1,358,008
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/44	1,000	973,601
Series A, 5.50%, 09/01/48(d)	2,500	2,563,073
Series D, (AGM), 3.00%, 09/01/44	2,345	1,611,671
Shaler Area School District, GO, (XLCA SAW), 0.00%, 09/01/30(c)	6,145	4,595,252
Springfield School District/Delaware County, GO, (SAW), 5.00%, 03/01/36	870	890,382

Security	Par (000)	Value

County/City/Special District/School District (continued)
State Public School Building Authority, RB(c)
(AGM), 0.00%, 12/15/23	$1,980	$1,969,263
(AGM), 0.00%, 12/15/24	1,980	1,890,920
(AGM), 0.00%, 12/15/25	1,770	1,621,723

		35,951,711

Education — 21.9%
Berks County Municipal Authority, Refunding RB 5.00%, 10/01/39	160	139,241
5.00%, 10/01/49	430	346,688
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	3,600	2,893,033
Delaware County Authority, RB, 5.00%, 08/01/40	3,505	3,524,559
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(e)	1,255	1,274,676
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	285	200,738
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,160	1,036,864
Pennsylvania Higher Education Assistance Agency, RB
Series A, AMT, 2.63%, 06/01/42	1,030	764,671
Series B, AMT, Subordinate, 3.13%, 06/01/48	350	228,721
Series B, AMT, Subordinate, 5.00%, 06/01/50	520	433,855
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	2,000	1,937,603
Pennsylvania Higher Educational Facilities Authority, Refunding RB 5.00%, 05/01/37	1,325	1,090,507
5.00%, 05/01/41	500	473,973
Series A, 5.00%, 11/01/31	845	834,544
Series A, (AGM), 4.00%, 05/01/50	4,645	3,584,653
Philadelphia Authority for Industrial Development, RB 4.00%, 06/15/29	280	246,754
5.00%, 06/15/39	335	276,981
4.00%, 12/01/48	3,300	2,712,345
5.00%, 06/15/49	935	721,595
5.00%, 06/15/50	575	461,432
5.25%, 11/01/52	1,355	1,318,099
Philadelphia Authority for Industrial Development, Refunding RB 5.00%, 06/15/40(b)	300	258,056
Series 2015, 5.00%, 04/01/45	2,170	2,173,613
Series A, 5.25%, 06/15/52	375	299,325
Sports & Exhibition Authority of Pittsburgh and Allegheny County, RB, Series A, (AGM), 4.09%, 11/01/38(a)	2,275	2,275,000
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/47	1,950	1,981,295
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 4.55%, 02/15/24(a)	1,380	1,373,730

		32,862,551

Health — 35.6%
Allegheny County Hospital Development Authority, RB Series B, (NPFGC), 6.00%, 07/01/26	2,000	2,093,015
Series D2, 4.89%, 11/15/47(a)	1,040	1,036,121
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	1,700	1,477,243
Series A, (AGM-CR), 4.00%, 04/01/44	3,440	2,849,759
Series A, 5.00%, 04/01/47	700	654,201

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	$1,000	$657,890
Chester County Health and Education Facilities Authority, RB, Series A, Refunding RB, 5.00%, 10/01/52	1,000	938,774
Cumberland County Municipal Authority, Refunding RB 5.00%, 01/01/25(e)	255	257,775
5.00%, 01/01/29(e)	580	611,881
4.00%, 01/01/36	395	331,836
4.13%, 01/01/38	160	130,212
5.00%, 01/01/38	1,290	1,172,900
Doylestown Hospital Authority, RB, 5.00%, 07/01/49(e)	500	404,612
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	2,060	1,598,913
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	4,395	4,220,174
General Authority of Southcentral Pennsylvania, Refunding RB, Series A, 5.00%, 06/01/24(e)	7,000	7,036,406
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	825	713,332
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	575	567,661
Lancaster Industrial Development Authority, RB 4.00%, 12/01/44	420	326,977
4.00%, 12/01/49	565	419,893
Montgomery County Higher Education and Health Authority, Refunding RB 4.00%, 09/01/49	665	528,831
5.00%, 09/01/48	280	261,952
Series A, 5.00%, 09/01/37	840	818,882
Montgomery County Industrial Development Authority, RB
Series C, 4.00%, 11/15/43	200	153,142
Series C, 5.00%, 11/15/45	915	818,835
Montgomery County Industrial Development Authority, Refunding RB 5.25%, 01/01/40	220	181,448
5.00%, 12/01/46	400	348,923
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,345	1,868,036
Northampton County General Purpose Authority, Refunding RB 5.00%, 08/15/46	1,000	901,200
5.00%, 08/15/48	1,125	1,037,015
Pennsylvania Economic Development Financing Authority, RB
Series A-2, 4.00%, 05/15/53	1,020	798,186
Series B, 4.00%, 03/15/40	8,000	7,084,559
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	1,600	1,040,151
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	2,000	1,917,427
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	3,000	2,956,902
St Mary Hospital Authority, Refunding RB 5.00%, 12/01/28(e)	2,495	2,630,740
5.00%, 12/01/48	1,255	1,214,144
Wayne County Hospital & Health Facilities Authority, RB, Series A, (GTD), 4.00%, 07/01/46	1,595	1,274,364

		53,334,312

Security	Par (000)	Value

Housing — 6.7%
Pennsylvania Housing Finance Agency, RB, 5.38%, 10/01/46(d)	$1,650	$1,657,553
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 2.60%, 04/01/46	2,730	1,703,576
Series 142-A, 5.00%, 10/01/43	1,000	989,979
Series 142-A, 5.00%, 10/01/50	2,030	1,946,169
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.15%, 10/01/42	2,000	1,734,221
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g)
Series A, 3.50%, 12/01/36	810	344,655
Series A, 4.00%, 12/01/46	2,970	1,263,733
Series A, 4.00%, 12/01/51	805	342,527

		9,982,413

State — 4.5%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/32(b)	1,260	1,239,087
Commonwealth of Pennsylvania, GO, 4.00%, 03/01/38	6,000	5,561,825

		6,800,912

Tobacco — 6.3%
Commonwealth Financing Authority, RB 5.00%, 06/01/34	4,175	4,245,803
5.00%, 06/01/35	1,295	1,312,026
(AGM), 4.00%, 06/01/39	4,300	3,855,296

		9,413,125

Transportation — 32.1%
Allegheny County Airport Authority, RB, 5.50%, 01/01/53	500	501,817
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/37	1,100	1,088,449
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,110	2,118,861
Delaware River Port Authority, RB, 5.00%, 01/01/37	2,285	2,286,805
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/42	9,380	8,620,126
AMT, 5.25%, 06/30/53	2,480	2,401,483
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	3,920	3,250,334
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	2,730	2,714,725
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,003,821
1st Series, Subordinate, 5.00%, 12/01/40	2,035	2,055,522
Series A, Subordinate, 4.00%, 12/01/46	1,000	827,076
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,018,143
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	1,385	1,144,665
Pennsylvania Turnpike Commission, RB, CAB(c)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,975	786,064
Sub-Series A-3, 0.00%, 12/01/42	4,760	1,626,951
Pennsylvania Turnpike Commission, Refunding RB 4.07%, 12/01/39(a)	2,500	2,500,000
Series B, 5.25%, 12/01/52	775	786,076
Series B-2, (AGM), 5.00%, 06/01/35	1,850	1,894,435
Southeastern Pennsylvania Transportation Authority, RB 5.25%, 06/01/47	2,305	2,366,492
5.25%, 06/01/52	8,000	8,119,327

		48,111,172

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 11.8%
Bucks County Water and Sewer Authority, RB Series A, (AGM), 5.00%, 12/01/37	$780	$783,905
Series A, (AGM), 5.00%, 12/01/40	1,000	1,002,795
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series C, 5.50%, 06/01/52	1,900	1,946,207
Series A, AMT, 5.00%, 10/01/43	3,040	3,034,595
Series A, AMT, 5.25%, 10/01/52	810	812,322
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB
Series B, (AGM), 4.50%, 09/01/48	1,240	1,091,646
Series B, (AGM), 5.50%, 09/01/53	2,480	2,548,000
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	1,195	834,916
Oxford Area Sewer Authority, Refunding RB, (BAM), 3.00%, 07/01/46	1,255	810,790
Pennsylvania Economic Development Financing Authority, Refunding RB, Class B, 5.25%, 12/01/38(a)	1,000	1,000,000
Philadelphia Gas Works Colorado, Refunding RB 5.00%, 08/01/30	800	810,952
5.00%, 08/01/31	600	607,579
5.00%, 08/01/32	800	809,194
5.00%, 08/01/33	400	404,081
5.00%, 08/01/34	700	706,145
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	580	517,317

		17,720,444

Total Municipal Bonds in Pennsylvania		218,600,423

Puerto Rico — 5.1%

State — 5.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	265	223,543
Series A-1, Restructured, 5.00%, 07/01/58	389	337,120
Series A-2, Restructured, 4.78%, 07/01/58	46	38,514
Series A-2, Restructured, 4.33%, 07/01/40	519	448,163
Series B-1, Restructured, 4.75%, 07/01/53	283	239,212
Series B-1, Restructured, 5.00%, 07/01/58	3,423	2,970,680
Series B-2, Restructured, 4.33%, 07/01/40	2,701	2,331,609
Series B-2, Restructured, 4.78%, 07/01/58	274	229,098
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	3,575	883,699

Total Municipal Bonds in Puerto Rico		7,701,638

Total Municipal Bonds — 151.0% (Cost: $249,615,650)		226,302,061

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Pennsylvania — 7.0%

Education — 7.0%
Pennsylvania Higher Educational Facilities Authority, RB, Series AR, 4.00%, 06/15/38	$11,335	$10,442,046

Total Municipal Bonds in Pennsylvania		10,442,046

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.0% (Cost: $11,285,849)		10,442,046

Total Long-Term Investments — 158.0% (Cost: $260,901,499)		236,744,107

	Shares

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(i)(j)	4,524,058	4,524,058

Total Short-Term Securities — 3.0% (Cost: $4,523,517)		4,524,058

Total Investments — 161.0% (Cost: $265,425,016)		241,268,165

Liabilities in Excess of Other Assets — (0.9)%		(1,411,161)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.1)%		(7,631,091)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (55.0)%		(82,378,384)

Net Assets Applicable to Common Shares — 100.0%		$149,847,529

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$17,292,797	$—	$(12,769,107	)(a)	$1,377	$(1,009)	$4,524,058	4,524,058	$86,622	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$226,302,061	$—	$226,302,061
Municipal Bonds Transferred to Tender Option Bond Trusts	—	10,442,046	—	10,442,046
Short-Term Securities
Money Market Funds	4,524,058	—	—	4,524,058

	$4,524,058	$236,744,107	$—	$241,268,165

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(7,560,000)	$—	$(7,560,000)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

	$—	$(90,160,000)	$—	$(90,160,000)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

5